UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

P.O. Box 3107

Denver, CO 80201

(Address of principal executive offices) (Zip code)

Mike West

P.O. Box 3107

Denver, CO 80201

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

BPV Family of Funds	Shareholder Letter
March 31, 2014 (Unaudited)

Dear Shareholder:

The commentary below describes market conditions the Funds faced over the past year and how they performed under those conditions.

Market Overview

Interest rate risk has dominated the discussion over the last twelve months, as the Federal Reserve (Fed) finally began to taper its asset purchase program. Indeed, interest rates ticked higher throughout 2013, closing at their highs for the year before reversing course in a precipitous drop in the first quarter of 2014. We are living in a world with low nominal growth, and the global economy is facing risks of deflation from Asia to Europe. Over the last several years, markets have been driven by monetary policy, and as the Fed relies more on forward guidance to keep domestic interest rates within its target, other central banks are discussing further easing. The global economic recovery remains in a fragile state, and with world economies becoming ever more inextricably connected, actions of central banks reach across national boundaries and policies. Perceived tightening by the Fed caused a currency crunch in some emerging economies, and even as the domestic economy continues to recover, the US could import deflation from abroad.

In the last 25 years, there have only been two bull markets longer than the current one without a correction of 10% or more. The longest lasted from late 1990 to October 1997 and ended when the markets declined 7% in one day. The second lasted from March 2003 to October 2007. The market lost 60% from this peak. After the European crisis the market troughed on October 3, 2011, and has not experienced a correction of at least 10% since then.* We believe there’s not a more difficult time to practice consistent, disciplined diversified investing than in an equity bull market, but if we examine history, it’s clearly the most important time to do so. Equity markets have tended to correct fast and furiously, and investors tend to sell during these volatile market corrections. Given this environment, we continue to remain focused on our principles of risk management and continue to adhere to our disciplined investment process.

Performance of the BPV Core Diversification Fund

For the twelve months that ended March 31, 2014, the BPV Core Diversification Fund returned 3.85%, while the S&P 500 Index gained 21.86% during the same period.

The S&P 500 Index was up all four quarters of the last year, while long-term treasuries posted losses for all quarters except the first quarter of 2014. The trailing twelve month return for the BofA Merrill Lynch U.S. 10+ Y Treasury index was -4.08%. The DJ UBS Commodity Index also declined, down 2.10% for the twelve month period ending March 31, 2014, after posting strong gains in the first quarter of 2014. The fund utilized option strategies to mitigate the interest rate risk on its treasury position throughout the last year. The first quarter of 2014 demonstrated the benefits of diversification. As equities fell, interest rates followed them down. Gains in our bond positions helped offset early losses in equities. Additionally, weather concerns weighed on domestic equities, but led to large gains in our agriculture and energy positions. We anticipated a divergence of performance between domestic and international equities, and made tactical shifts within our equity allocation over the past year. We exited our emerging market position at the end of the third quarter of 2013 and entered Europe late in the fourth quarter of 2013. We believe the European Central Bank has more latitude and cause for continued easing than the Federal Reserve as economic and price data remain weak.

Annual | March 31, 2014	1

BPV Family of Funds	Shareholder Letter
March 31, 2014 (Unaudited)

Performance of the BPV Wealth Preservation Fund

For the twelve months that ended March 31, 2014, the BPV Wealth Preservation Fund returned 2.21%, while the S&P 500® Index gained 21.86% during the same period.

As equity markets appreciated over the last year, volatility remained at low levels. The fund adjusted its market exposure through options while keeping cash levels high. Gains in the equity markets contributed to fund performance, while low levels of volatility led to less attractive returns for our option-writing strategies. Additionally, implied volatility in puts versus calls rose throughout the period. This made the puts that we purchased to mitigate downside moves in the equity markets relatively more expensive than the calls we wrote on our underlying equity position. We ended the period with ample cash to initiate new positions at more attractive levels.

Performance of the BPV Low Volatility Fund

The BPV Low Volatility Fund launched on January 31, 2014. For the two-month period that ended March 31, 2014, the BPV Low Volatility Fund returned 0.70%, while the S&P 500® Index gained 5.45% during the same period.

Our long position in equities contributed to the positive performance of the fund. We employed various option strategies in concert with our equity position to manage our total market exposure. We closed the period with a cash position of approximately 59%.

Outlook

We believe that low levels of global growth will result in low levels of return across asset classes. The Federal Reserve has kept equity volatility near historically low levels, and we expect that the winding down of direct intervention by the central bank will lead to increased volatility. In such an environment, we believe that diversification through non-correlated asset classes is prudent. We believe our option strategies also allow us to provide returns with low volatility. We will continue to be disciplined in our investment approach.

In summary, we believe our Funds are performing favorably and that investors are well positioned for the coming year. Thank you for your investment in the BPV Funds and your faith in our team.

Sincerely,

Miranda Davis

Portfolio Manager

George Hashbarger, Jr.

Portfolio Manager

The statements and opinions expressed are those of the of the Fund’s Portfolio Managers and are as of the date of this report.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Bank of America Merrill Lynch 10+ Year Treasury Index is a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

The DJ-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

2	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Shareholder Letter
March 31, 2014 (Unaudited)

*	For these purposes, we are defining the market as the S&P 500.

A call option is an agreement that gives an investor the right (but not the obligation) to buy a stock, bond, commodity, or other instrument at a specified price within a specific time period.

A put option is an agreement that gives the owner the right, but not the obligation, to sell a specified amount of an underlying security at a specified price within a specified time.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

Annual | March 31, 2014	3

BPV Core Diversification Fund	Performance Update
March 31, 2014 (Unaudited)

Performance for the year ended March 31, 2014

	1 Month	6 Month	1 Year	Since Inception*		Total Expense Ratio**
BPV Core Diversification Fund, Institutional Shares	0.27%	5.42%	3.85%	4.59%		1.81%
BPV Core Diversification Fund, Advisor Shares	0.36%	5.21%	3.44%	4.88%		2.06%
S&P 500® Index	0.84%	12.51%	21.86%	24.59%	***
10+ Year Treasury Index	0.63%	3.72%	-4.08%	-0.69%	***
DJUBS Commodity Index	0.41%	5.86%	-2.10%	-1.64%	***

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

10+ Year Treasury Index - The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of  America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

DJ-UBS Commodity Index - A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

An investor may not invest directly in an index.

*	Institutional Shares inception: 10/5/11; Advisor Shares inception: 12/31/12.
**	The Fund has a 1.00% expense ratio cap for all fees (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses).
***	Represents the period from October 5, 2011 (date of original public offering of Institutional Class Shares) through March 31, 2014.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (10/5/11 through 3/31/14)

The chart represents historical performance of a hypothetical investment of $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equity/Global	40.05%
Fixed Income/Treasuries	25.99%
Alternatives/Commodities	25.24%
Short Term and Other Assets in Excess of Liabilities	8.28%
Options	0.44%
^	Holdings are subject to change.

4	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Performance Update
March 31, 2014 (Unaudited)

Performance for the year ended March 31, 2014

	1 Month	6 Month	1 Year	Since Inception*		Total Expense Ratio**
BPV Wealth Preservation Fund, Institutional Shares	0.00%	1.52%	2.21%	2.78%		2.20%
BPV Wealth Preservation Fund, Advisor Shares	0.10%	1.28%	1.77%	2.13%		2.45%
U.S. Treasury 1-3 Year Index	-0.11%	0.20%	0.39%	0.45%	***
Barclays Capital U.S. Aggregate Bond Index	-0.17%	1.70%	-0.10%	2.09%	***
S&P 500® Index	0.84%	12.51%	21.86%	24.59%	***

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

U.S. Treasury 1-3 Year Index - The U.S. Treasury 1-3 Year Index is represented by the Bank of America Merrill Lynch 1-3 Year Treasury Index; an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor may not invest directly in an index.

*	Institutional Shares inception: 10/5/11; Advisor Shares inception: 12/31/12.
**	The Fund has a 1.00% expense ratio cap for all fees (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses).
***	Represents the period from October 5, 2011 (date of original public offering of Institutional Class Shares) through March 31, 2014.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (10/5/11 through 3/31/14)

The chart represents historical performance of a hypothetical investment of  $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equity/Global	48.09%
Options	0.43%
Short Term and Other Assets in Excess of Liabilities	51.48%
^	Holdings are subject to change.

Annual | March 31, 2014	5

BPV Low Volatility Fund	Performance Update
March 31, 2014 (Unaudited)

Performance for the period ended March 31, 2014

	1 Month	Since Inception*		Total Expense Ratio**
BPV Low Volatility Fund, Institutional Shares	0.20%	0.70%		1.85%
U.S. Treasury 1-3 Year Index	-0.11%	-0.02%	***
Barclays Capital U.S. Aggregate Bond Index	-0.17%	0.36%	***
S&P 500® Index	0.84%	5.45%	***

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

U.S. Treasury 1-3 Year Index - The U.S. Treasury 1-3 Year Index is represented by the Bank of America Merrill Lynch 1-3 Year Treasury Index; an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor may not invest directly in an index.

*	Institutional Shares inception:1/31/14.
**	The Fund has a 0.50% expense ratio cap for all fees (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses).
***	Represents the period from January 31, 2014 (date of original public offering of Institutional Class Shares) through March 31, 2014.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (1/31/14 through 3/31/14)

The chart represents historical performance of a hypothetical investment of $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equity/Global	47.95%
Options	0.43%
Short Term and Other Assets in Excess of Liabilities	51.62%
^	Holdings are subject to change.

6	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

As a shareholder of the BPV Family of Funds (the “Funds”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2013 and held until March 31, 2014.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual | March 31, 2014	7

BPV Family of Funds	Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Net Expense Ratio(a)	Expense Paid During Period 10/1/13 - 3/31/14(b)
BPV Core Diversification Fund
Institutional Shares
Actual	$ 1,000.00	$ 1,054.20	1.00%	$ 5.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04
Advisor Shares
Actual	$ 1,000.00	$ 1,053.10	1.35%	$ 6.91
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.20	1.35%	$ 6.79
BPV Wealth Preservation Fund
Institutional Shares
Actual	$ 1,000.00	$ 1,015.20	1.00%	$ 5.02
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04
Advisor Shares
Actual	$ 1,000.00	$ 1,012.80	1.35%	$ 6.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.20	1.35%	$ 6.79
BPV Low Volatility Fund(c)
Institutional Shares
Actual	$ 1,000.00	$ 1,007.00	0.50%	$ 0.81
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.44	0.50%	$ 2.52

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

(c)	The Low Volatility Fund’s expense ratios have been annualized based on the period from the fund’s commencement of operations of February 3, 2014 through March 31, 2014.

8	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Portfolio of Investments
March 31, 2014

			Shares	Value

EXCHANGE TRADED FUNDS - 91.28%
Common Equity - 40.05%
SPDR® S&P 500® ETF Trust(a)			95,785	$17,915,626
Vanguard® FTSE Europe ETF			26,960	1,589,292

Total Common Equity				19,504,918

Fixed Income - 4.98%
Peritus High Yield ETF			46,150	2,427,490
Other and Alternative Assets - 25.24%
PowerShares® DB Agriculture Fund(b)			103,945	2,944,762
PowerShares® DB Base Metals Fund(b)			126,850	2,013,109
PowerShares® DB Energy Fund(b)			49,160	1,438,913
PowerShares® DB US Dollar Index Bullish Fund(b)			155,145	3,329,412
SPDR® Gold Shares(b)			14,665	1,812,741
United States Oil Fund LP(b)			20,545	751,742

Total Other and Alternative Assets				12,290,679

U.S. Government & Agency Obligations - 21.01%
iShares® 20+ Year Treasury Bond Fund			93,785	10,231,944

TOTAL EXCHANGE TRADED FUNDS (Cost $39,412,825)				44,455,031

PURCHASED OPTIONS - 0.44%	Expiration Date	Exercise Price	Contracts	Value

Call Options Purchased - 0.16%
iShares® 20+ Year Treasury Bond Fund:
	05/2014	$ 110.00	200	20,800
	06/2014	110.00	400	58,000

Total Call Options Purchased (Cost $61,054)				78,800

See Notes to Financial Statements.
Annual | March 31, 2014	9

BPV Core Diversification Fund	Portfolio of Investments
March 31, 2014

PURCHASED OPTIONS - 0.44% (continued)	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased - 0.28%
iShares® 20+ Year Treasury Bond Fund:
	05/2014	$105.00	100	$4,950
	06/2014	108.00	600	132,000

Total Put Options Purchased (Cost $441,085)				136,950

TOTAL PURCHASED OPTIONS (Cost $502,139)				215,750

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 2.63%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class		0.00004%	1,278,659	1,278,659

TOTAL SHORT TERM INVESTMENTS (Cost $1,278,659)				1,278,659

Total Investments - 94.35% (Cost $41,193,623)				45,949,440

Other Assets in Excess of Liabilities - 5.65%				2,752,139(c)

Net Assets - 100.00%				$48,701,579

(a)	Security, or portion of security, is being held as collateral for potential transactions in options written.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for potential transactions in written options.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times and the London Stock Exchange

LP - Limited Partnership

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.
10	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Portfolio of Investments
March 31, 2014

			Shares	Value
EXCHANGE TRADED FUNDS - 48.09%
Common Equity - 48.09%
SPDR® S&P 500® ETF Trust(a)			174,500	$32,638,480

TOTAL EXCHANGE TRADED FUNDS (Cost $25,333,398)				32,638,480

PURCHASED OPTIONS - 0.68%	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased - 0.68%
SPDR® S&P 500® ETF Trust:
	04/2014	$ 183.00	551	44,907
	06/2014	183.00	1,194	415,512

Total Put Options Purchased (Cost $636,124)				460,419

TOTAL PURCHASED OPTIONS (Cost $636,124)				460,419

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 46.41%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class		0.00004%	31,499,041	31,499,041

TOTAL SHORT TERM INVESTMENTS (Cost $31,499,041)				31,499,041

Total Investments - 95.18% (Cost $57,468,563)				64,597,940

Other Assets in Excess of Liabilities - 4.82%				3,274,722(b)

Net Assets - 100.00%				$67,872,662

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Includes cash which is being held as collateral for written options contracts.

See Notes to Financial Statements.
Annual | March 31, 2014	11

BPV Wealth Preservation Fund	Portfolio of Investments
March 31, 2014

SCHEDULE OF WRITTEN OPTIONS - (0.25)%	Expiration Date	Exercise Price	Contracts	Value
Written Call Options - (0.25)%
SPDR® S&P 500® ETF Trust:
	06/2014	$ 194.00	(919)	$(122,227)
	09/2014	199.00	(275)	(45,100)

Total Written Call Options (Premiums received $231,200)				(167,327)

TOTAL WRITTEN OPTIONS (Premiums received $231,200)				$(167,327)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.
12	855-784-2399 | www.bpvfunds.com

BPV Low Volatility Fund	Portfolio of Investments
March 31, 2014

			Shares	Value
EXCHANGE TRADED FUNDS - 47.95%
Common Equity - 47.95%
SPDR® S&P 500® ETF Trust(a)			58,700	$ 10,979,248

TOTAL EXCHANGE TRADED FUNDS (Cost $10,892,027)				10,979,248

PURCHASED OPTIONS - 0.68%	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased - 0.68%
SPDR® S&P 500® ETF Trust:
	04/2014	$ 183.00	185	15,078
	06/2014	183.00	402	139,896

Total Put Options Purchased (Cost $206,843)				154,974

TOTAL PURCHASED OPTIONS (Cost $206,843)				154,974

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 59.14%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class		0.00004%	13,543,408	13,543,408

TOTAL SHORT TERM INVESTMENTS (Cost $13,543,408)				13,543,408

Total Investments - 107.77% (Cost $24,642,278)				24,677,630

Liabilities in Excess of Other Assets - (7.77)%				(1,778,618)

Net Assets - 100.00%				$ 22,899,012

(a)	Security, or portion of security, is being held as collateral for written options contracts.

See Notes to Financial Statements.
Annual | March 31, 2014	13

BPV Low Volatility Fund	Portfolio of Investments
March 31, 2014

SCHEDULE OF WRITTEN OPTIONS - (0.25)%	Expiration Date	Exercise Price	Contracts	Value
Written Call Options - (0.25)%
SPDR® S&P 500® ETF Trust:
	06/2014	$ 194.00	(309)	$(41,097)
	09/2014	199.00	(92)	(15,088)

Total Written Call Options (Premiums received $72,218)				(56,185)

TOTAL WRITTEN OPTIONS (Premiums received $72,218)				$(56,185)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.
14	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2014

	BPV Core Diversification Fund	BPV Wealth Preservation Fund	BPV Low Volatility Fund
ASSETS:
Investments, at value	$45,949,440	$64,597,940	$24,677,630
Cash	2,692,617	1,019,516	135,463
Cash pledged as collateral for written options	29,408	293,155	–
Receivable for investments sold	–	1,719,281	3,937
Receivable for shares sold	–	330,229	146,124
Receivable due from investment advisor	–	1,727	12,570
Deferred offering cost	–	–	41,563
Dividends and interest receivable	78,985	151,481	39,252
Prepaid and other assets	15,182	16,390	1,000
Total Assets	48,765,632	68,129,719	25,057,539
LIABILITIES:
Options written, at value (premiums received $–, $231,200 and $72,218)	–	167,327	56,185
Payable for investments purchased	–	4,018	2,078,975
Payable for shares redeemed	2,200	15,000	–
Payable to investment advisor	12,281	–	–
Payable to administrator	11,015	16,256	2,761
Payable for transfer agent fees	6,972	13,096	2,681
Payable for distribution fees	201	2,151	–
Payable for audit and tax fees	18,300	18,300	14,045
Payable for custodian fees	1,628	1,930	1,250
Payable to trustees	459	642	–
Payable to chief compliance officer	1,944	1,944	1,944
Payable to principal financial officer	278	278	278
Other payables	8,775	16,115	408
Total Liabilities	64,053	257,057	2,158,527
Net Assets	$48,701,579	$67,872,662	$22,899,012

NET ASSETS CONSIST OF:
Common Stock	$4,426	$6,555	$2,274
Paid-in capital	44,499,785	67,865,706	22,858,569
Accumulated net investment income/(loss)	10,054	(36,345)	33,886
Accumulated net realized loss on investments and written option contracts	(568,503)	(7,156,504)	(47,102)
Net unrealized appreciation on investments and written option contracts	4,755,817	7,193,250	51,385
Net Assets	$48,701,579	$67,872,662	$22,899,012

Investments, at Cost	$41,193,623	$57,468,563	$24,642,278

See Notes to Financial Statements.
Annual | March 31, 2014	15

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2014

	BPV Core Diversification Fund	BPV Wealth Preservation Fund	BPV Low Volatility Fund

PRICING OF SHARES:
Institutional Shares:
Net Assets	$47,489,481	$57,088,865		$22,899,012
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	4,315,626	5,508,802		2,273,854
Net assets value, offering and redemption price per share	$11.00	$10.36		$10.07

Advisor Shares:
Net Assets	$1,212,098	$10,783,797	$	N/A
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	110,134	1,046,000		N/A
Net assets value, offering and redemption price per share	$11.01	$10.31	$	N/A

See Notes to Financial Statements.
16	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Operations
For the Year Ended March 31, 2014

	BPV Core Diversification Fund	BPV Wealth Preservation Fund	BPV Low Volatility Fund(a)
INVESTMENT INCOME:
Dividends	$1,391,580	$628,642	$39,252
Total Investment Income	1,391,580	628,642	39,252
EXPENSES:
Investment advisor fees	592,203	419,617	5,491
Administration fees	116,662	85,930	2,786
Transfer agent fees	112,309	110,076	5,109
Distribution fees - Advisor Shares	1,661	18,530	–
Custodian fees	12,572	9,524	1,250
Legal fees	60,282	43,106	103
Audit and tax fees	19,800	19,800	14,045
Trustees’ fees and expenses	34,552	21,625	–
Registration fees	45,045	49,773	257
Report to shareholder and printing fees	11,282	10,622	51
Chief compliance officer fees	23,551	23,551	3,333
Principal financial officer fees	4,654	4,654	556
Offering costs	–	–	7,424
Insurance	28,144	11,729	–
Other	11,407	7,182	522
Total Expenses	1,074,124	835,719	40,927
Less fees waived/reimbursed by:
Investment advisor	(282,855)	(257,699)	(34,063)
Net Expenses	791,269	578,020	6,864
Net Investment Income	600,311	50,622	32,388
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(281,124)	(1,274,006)	(33,663)
Net realized gain/(loss) on written option contracts	116,704	(2,437,120)	(13,439)
Net change in unrealized appreciation on investments	1,409,470	4,694,366	35,352
Net change in unrealized appreciation/(depreciation) on written option contracts	(112,609)	280,491	16,033
Net Realized and Unrealized Gain on Investments and Written Options	1,132,441	1,263,731	4,283
Net Increase in Net Assets Resulting from Operations	$1,732,752	$1,314,353	$36,671

(a)	For the Period February 3, 2014 (commencement of operations) to March 31, 2014.

See Notes to Financial Statements.
Annual | March 31, 2014	17

BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013(a)
OPERATIONS:
Net investment income	$600,311	$480,483
Net realized loss on investments	(281,124)	(1,311,890)
Net realized gain on written option contracts	116,704	994,695
Net change in unrealized appreciation on investments and written option contracts	1,296,861	2,712,616
Net Increase in Net Assets Resulting from Operations	1,732,752	2,875,904
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares
From net investment income	(522,416)	(490,065)
From net realized gain on investments	(114,862)	(71,960)
Advisor Shares
From net investment income	–	–
From net realized gain on investments	(446)	–
Decrease in Net Assets from Distributions to Shareholders	(637,724)	(562,025)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	8,719,361	57,967,694
Shares issued in reinvestment of distributions	628,208	555,924
Cost of shares redeemed, net of redemption fees	(54,995,074)	(4,750,878)
Advisor Shares
Proceeds from sale of shares	968,390	292,935
Shares issued in reinvestment of distributions	385	–
Cost of shares redeemed, net of redemption fees	(63,858)	–
Net Increase/(Decrease) from Capital Share Transactions	(44,742,588)	54,065,675
Net increase/(decrease) in net assets	(43,647,560)	56,379,554
NET ASSETS:
Beginning of period	92,349,139	35,969,585
End of Period*	$48,701,579	$92,349,139

*Includes accumulated net investment income of:	$10,054	$–

See Notes to Financial Statements.
18	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013(a)

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Shares sold	816,876	5,560,926
Shares issued in reinvestment of dividends	58,821	53,249
Shares redeemed	(5,182,131)	(454,696)
Net Increase/(Decrease) in Shares Outstanding	(4,306,434)	5,159,479

Advisor Shares
Shares sold	88,217	27,937
Shares issued in reinvestment of dividends	36	–
Shares redeemed	(6,056)	–
Net Increase in Shares Outstanding	82,197	27,937

(a)	BPV Core Diversification Fund Advisor Shares commenced operations on January 2, 2013.

See Notes to Financial Statements.
Annual | March 31, 2014	19

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013(a)
OPERATIONS:
Net investment income	$50,622	$120,742
Net realized loss on investments	(1,274,006)	(3,301)
Net realized loss on written option contracts	(2,437,120)	(1,278,174)
Net change in unrealized appreciation on investments and written option contracts	4,974,857	1,687,975
Net Increase in Net Assets Resulting from Operations	1,314,353	527,242
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares
From net investment income	(107,202)	(137,154)
From net realized gain on investments	(1,535,256)	–
Advisor Shares
From net investment income	–	–
From net realized gain on investments	(197,334)	(137,154)
Decrease in Net Assets from Distributions to Shareholders	(1,839,792)	(137,154)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	52,463,574	21,943,576
Shares issued in reinvestment of distributions	1,585,105	131,752
Cost of shares redeemed, net of redemption fees	(26,340,757)	(1,872,176)
Advisor Shares
Proceeds from sale of shares	11,898,335	28,010
Shares issued in reinvestment of distributions	158,931	–
Cost of shares redeemed, net of redemption fees	(1,202,746)	–
Net Increase from Capital Share Transactions	38,562,442	20,231,162
Net increase in net assets	38,037,003	20,621,250
NET ASSETS:
Beginning of period	29,835,659	9,214,409
End of Period*	$67,872,662	$29,835,659

*Includes accumulated net investment income/(loss) of:	$(36,345)	$20,078

See Notes to Financial Statements.
20	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013(a)

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Shares sold	5,021,008	2,133,642
Shares issued in reinvestment of dividends	153,298	12,816
Shares redeemed	(2,538,399)	(181,655)
Net Increase in Shares Outstanding	2,635,907	1,964,803

Advisor Shares
Shares sold	1,144,741	2,710
Shares issued in reinvestment of dividends	15,460	–
Shares redeemed	(116,911)	–
Net Increase in Shares Outstanding	1,043,290	2,710

(a)	BPV Wealth Preservation Fund Advisor Shares commenced operations on January 2, 2013.

See Notes to Financial Statements.
Annual | March 31, 2014	21

BPV Low Volatility Fund	Statements of Changes in Net Assets

For the Period February 3, 2014 (Commencement of Operations) to March 31, 2014
OPERATIONS:
Net investment income	$32,388
Net realized loss on investments	(33,663)
Net realized loss on written option contracts	(13,439)
Net change in unrealized appreciation on investments and written option contracts	51,385
Net Increase in Net Assets Resulting from Operations	36,671

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	22,883,197
Cost of shares redeemed, net of redemption fees	(20,856)
Net Increase from Capital Share Transactions	22,862,341
Net increase in net assets	22,899,012
NET ASSETS:
Beginning of period	–
End of Period*	$22,899,012

*Includes accumulated net investment income of:	$33,886

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Shares sold	2,275,924
Shares redeemed	(2,070)
Net Increase in Shares Outstanding	2,273,854

See Notes to Financial Statements.
22	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Year Ended March 31, 2013		For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.68		$10.39		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.08		0.01
Net realized and unrealized gain on investments	0.33		0.28		0.40
Total income from investment operations	0.41		0.36		0.41

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.07)		(0.06)		(0.02)
From net realized gain	(0.02)		(0.01)		(0.00)	(b)
Total distributions	(0.09)		(0.07)		(0.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00	(b)	0.00	(b)
Net increase in net asset value	0.32		0.29		0.39
NET ASSET VALUE - END OF PERIOD	$11.00		$10.68		$10.39

TOTAL RETURN(c)	3.85%		3.46%		4.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$47,489		$92,051		$35,970
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.36%		1.57%		3.25%	(e)
Net expenses after fee waivers/reimbursements(d)	1.00%		1.00%		1.00%	(e)
Net investment income after fee waivers/reimbursements(d)	0.76%		0.72%		0.23%	(e)
Portfolio turnover rate	47%		56%		2%	(f)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Annual | March 31, 2014	23

BPV Core Diversification Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013
NET ASSET VALUE - BEGINNING OF PERIOD	$10.66		$10.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.01
Net realized and unrealized gain on investments	0.30		0.26
Total income from investment operations	0.37		0.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net realized gain	(0.02)		–
Total distributions	(0.02)		–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	–
Net increase in net asset value	0.35		0.27
NET ASSET VALUE - END OF PERIOD	$11.01		$10.66

TOTAL RETURN(c)	3.44%		2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,212		$298
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.89%		2.29%	(e)
Net expenses after fee waivers/reimbursements(d)	1.48%		1.65%	(e)
Net investment income after fee waivers/reimbursements(d)	0.67%		0.53%	(e)
Portfolio turnover rate	47%		56%	(f)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

See Notes to Financial Statements.
24	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Year Ended March 31, 2013		For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.38		$10.15		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.07		0.06
Net realized and unrealized gain on investments	0.22		0.22		0.12
Total income from investment operations	0.23		0.29		0.18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.02)		(0.06)		(0.03)
From net realized gain	(0.23)		–		–
Total distributions	(0.25)		(0.06)		(0.03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00	(b)	–
Net increase/(decrease) in net asset value	(0.02)		0.23		0.15
NET ASSET VALUE - END OF PERIOD	$10.36		$10.38		$10.15

TOTAL RETURN(c)	2.21%		2.86%		1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$57,089		$29,808		$9,214
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.46%		2.11%		5.42%	(e)
Net expenses after fee waivers/reimbursements(d)	1.00%		1.00%		1.00%	(e)
Net investment income after fee waivers/reimbursements(d)	0.11%		0.65%		1.26%	(e)
Portfolio turnover rate	51%		0%		0%	(f)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Annual | March 31, 2014	25

BPV Wealth Preservation Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013
NET ASSET VALUE - BEGINNING OF PERIOD	$10.36		$10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.02)
Net realized and unrealized gain on investments	0.20		0.11
Total income from investment operations	0.18		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net realized gain	(0.23)		–
Total distributions	(0.23)		–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	–
Net increase/(decrease) in net asset value	(0.05)		0.09
NET ASSET VALUE - END OF PERIOD	$10.31		$10.36

TOTAL RETURN(c)	1.77%		0.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$10,784		$28
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.83%		2.65%	(e)
Net expenses after fee waivers/reimbursements(d)	1.39%		1.65%	(e)
Net investment loss after fee waivers/reimbursements(d)	(0.17)%		(0.72)%	(e)
Portfolio turnover rate	51%		0%	(f)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

See Notes to Financial Statements.
26	855-784-2399 | www.bpvfunds.com

BPV Low Volatility Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the period presented

	For the Period February 3, 2014 (Commencement of Operations) to March 31, 2014
NET ASSET VALUE- BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain on investments	0.03
Total income from investment operations	0.07

Net increase in net asset value	0.07
NET ASSET VALUE - END OF PERIOD	$10.07

TOTAL RETURN(b)	0.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,899
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(c)	2.98%	(d)(e)
Net expenses after fee waivers/reimbursements(c)	0.50%	(d)(e)
Net investment income after fee waivers/reimbursements(c)	2.36%	(d)
Portfolio turnover rate	0%	(f)

(a)	Calculated using the average shares method.
(b)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.
(d)	Annualized.
(e)	Expense ratios before reductions for startup period may not be representative of longer term operating periods.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

Annual | March 31, 2014	27

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, and Institutional Shares of the BPV Low Volatility Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation, the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation and the BPV Low Volatility Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Trustees.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a high cost basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex- dividend date.

28	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

Exchange Traded Funds (“ETFs”) — The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used

Annual | March 31, 2014	29

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

by the Funds to measure fair value during the period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2014:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,455,031	$–	$–	$44,455,031
Purchased Options	215,750	–	–	215,750
Short Term Investments	1,278,659	–	–	1,278,659
Total	$45,949,440	$–	$–	$45,949,440

BPV Wealth Preservation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,638,480	$–	$–	$32,638,480
Purchased Options	460,419	–	–	460,419
Short Term Investments	31,499,041	–	–	31,499,041
Total	$64,597,940	$–	$–	$64,597,940

Other Financial Instruments
Liabilities
Written Options	$(167,327)	$–	$–	$(167,327)
Total	$(167,327)	$–	$–	$(167,327)

BPV Low Volatility Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,979,248	$–	$–	$10,979,248
Purchased Options	154,974	–	–	154,974
Short Term Investments	13,543,408	–	–	13,543,408
Total	$24,677,630	$–	$–	$24,677,630

Other Financial Instruments
Liabilities
Written Options	$(56,185)	$–	$–	$(56,185)
Total	$(56,185)	$–	$–	$(56,185)

*	See Portfolio of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. It is the Funds’ policy to recognize transfers into and out of any level at the end of the reporting period.

For the period ended March 31, 2014, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

30	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the period ended March 31, 2014 are exchange traded.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Annual | March 31, 2014	31

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

A summary of call and put option contracts written in the Funds for the period ended March 31, 2014 is as follows:

BPV Core Diversification Fund	Calls		Puts
Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding as of 3/31/13	650	$73,499	650	$71,610
Options Written	4,110	294,611	600	111,972
Options Expired	(880)	(83,969)	(650)	(71,610)
Options Closed	(2,885)	(235,498)	(600)	(111,972)
Options Exercised	(995)	(48,643)	–	–
Options outstanding as of 3/31/14	–	$–	–	$–

BPV Wealth Preservation Fund	Calls		Puts
Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding as of 3/31/13	1,140	$1,809,932	–	$–
Options Written	12,172	4,890,323	360	19,224
Options Expired	(1,370)	(38,475)	(360)	(19,224)
Options Closed	(10,269)	(5,679,798)	–	–
Options Exercised	(479)	(750,782)	–	–
Options outstanding as of 3/31/14	1,194	$231,200	–	$–

BPV Low Volatility Fund	Calls		Puts
Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding as of 3/31/13	–	$–	–	$–
Options Written	497	77,858	–	–
Options Expired	–	–	–	–
Options Closed	(96)	(5,640)	–	–
Options Exercised	–	–	–	–
Options outstanding as of 3/31/14	401	$72,218	–	$–

32	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2014:

Risk Exposure	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
BPV Core Diversification Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$215,750	Options written, at value	$–
		$215,750		$–

BPV Wealth Preservation Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$460,419	Options written, at value	$167,327
		$460,419		$167,327

BPV Low Volatility Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$154,974	Options written, at value	$56,185
		$154,974		$56,185

The effect of derivatives instruments on the Statements of Operations for the period ended March 31, 2014:

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
BPV Core Diversification Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation on investments	$(165,954)	$105,416
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	116,704	(112,609)
Total		$(49,250)	$(7,193)

Annual | March 31, 2014	33

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

BPV Wealth Preservation Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation on investments	$(1,389,016)	$(175,705)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(2,437,120)	280,491

Total		$(3,826,136)	$104,786

BPV Low Volatility Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation on investments	$(33,663)	$(51,869)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(13,439)	16,033

Total		$(47,102)	$(35,836)

Volume of Derivative Instruments for the Funds during the period ended March 31, 2014:

Derivative Type	Unit of Measurement	Average

BPV Core Diversification Fund
Purchased Option Contracts	Contracts	1,836
Written Option Contracts	Contracts	(721)

BPV Wealth Preservation Fund
Purchased Option Contracts	Contracts	2,062
Written Option Contracts	Contracts	(1,655)

BPV Low Volatility Fund
Purchased Option Contracts	Contracts	316
Written Option Contracts	Contracts	(201)

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of March 31, 2014, $41,563 of offering costs remains to be amortized for the BPV Low Volatility Fund.

34	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

Expenses — The Funds bear expenses incurred specifically on each Funds respective behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) plan for the Advisor class of the Funds are charged to the operations of such class.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Funds will deduct a 1.00% redemption proceeds fee on Fund shares held 60 days or less. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Funds to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the period ended March 31, 2014, the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund had redemption fees of $862, $3,007 and $0, respectively. During the year ended March 31, 2013, the BPV Core Diversification Fund and the BPV Wealth Preservation Fund had redemption fees of $540 and $230, respectively.

Income Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute all of its taxable income and net capital gains, if any, to its shareholders each year. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with each Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 0.75% of the average daily net assets for the BPV Core Diversification Fund and the BPV Wealth Preservation Fund and 0.40% of the average daily net assets for the BPV Low Volatility Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with respect to each Fund with Quintium Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets under the Sub-Adviser’s management. If the cumulative net asset value of the Funds is less than $150,000,000, the Sub-Adviser receives a monthly fee

Annual | March 31, 2014	35

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

equal to the greater of (i) $5,000, or (ii) 25% of the collective fees received by the Adviser from the Funds (net of any fee waivers or reimbursements by the Adviser under the Fund’s expense limitation agreements, if any) (the “Net Advisory Fee”). If the cumulative net asset value of the Funds is $150,000,000 or greater, the Sub-Adviser receives a monthly fee from the Adviser equal to 40% of the Net Advisory Fee.

The Adviser has contractually agreed to waive fees or reimburse expenses with respect to the Funds so that the Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Funds will not exceed 1.00% of average daily net assets of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund and 0.50% of average daily net assets of the BPV Low Volatility Fund. Any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by each Fund within the first, second, and third twelve month periods following the twelve month period in which any such reimbursement or waiver occurs, if each Fund is able to make the payment without exceeding the expense limitation.

During the period ended March 31, 2014, the fee waivers and/or reimbursements were as follows:

Fund	Fees Wavied/Reimbursed by Advisor
BPV Core Diversification Fund	$282,855
BPV Wealth Preservation Fund	$257,699
BPV Low Volatility Fund	$34,063

As of March 31, 2014, the balances of recoupable expenses for each Fund were as follows:

Fund	2015	2016	2017	Total
BPV Core Diversification Fund(a)	$367,227	$330,652	$131,503	$829,382
BPV Wealth Preservation Fund(a)	$212,395	$196,920	$154,537	$563,852
BPV Low Volatility Fund(b)	N/A	N/A	$34,063	$34,063

(a)	The balance of recoupable expenses expire in October of each referenced year.
(b)	The balance of recoupable expenses expire in February of each referenced year.

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds for a monthly administration fee based on each Fund’s average daily net assets at the following annual rates.

ALPS will be paid fees under the amended Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) accrued on a daily basis, and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total minimum fee of $274,500 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule.

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BPV Family of Funds	Notes to Financial Statements
March 31, 2014

Average Total Net Assets	Basis Points (annualized)
Between $0-$500M	5.0
$500M-$1B	2.5
Above $1B	1.5

Effective February 1, 2014, the annual total minimum fee was increased from $189,500 to $274,500 due to the launch of the BPV Low Volatility Fund. The Administrator is also reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

Compliance Services

ALPS provides Chief Compliance Officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Principal Financial Officer

ALPS receives an annual fee of $10,000 from the Trust for providing Principal Financial Officer (“PFO”) services to the Funds. ALPS is compensated under the PFO Services Agreement.

Distributor

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Distribution Plan

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Funds may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Advisor Shares of the Funds and for services provided to shareholders.

The Funds charge 12b-1 fees for Advisor Shares. Pursuant to the Distribution Plan, a Fund may annually pay the Distributor up to 0.25% of the average daily net assets of the Funds’ Advisor Shares. Prior to December 1, 2013 the Distributor was paid up to 0.65% of the average daily net assets of the Funds’ Advisor Shares. The expenses of the Distribution Plan are reflected in the Statement of Operations.

Officer and Trustee Compensation

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $6,000 each year plus $1,500 per Fund per meeting attended in person and $500 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Annual | March 31, 2014	37

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended March 31, 2014. Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:

Fund	Purchases of Securities	Proceeds from Sales of Securities
BPV Core Diversification Fund	$35,312,999	$80,219,937
BPV Wealth Preservation Fund	$25,852,256	$15,294,563
BPV Low Volatility Fund	$10,892,027	$–

There were no purchases of long-term U.S. Government Obligations for any of the Funds during the period ended March 31, 2014.

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

For the period ended March 31, 2014, the following reclassifications, which had no impact on results of operation or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Loss on Investments
BPV Core Diversification Fund	$(1,604)	$(67,841)	$69,445
BPV Wealth Preservation Fund	$(42)	$157	$(115)
BPV Low Volatility Fund	$(1,498)	$1,498	$–

The tax character of distributions paid during the year ended March 31, 2014, were as follows:

	Distributions From
Fund	Ordinary Income	Long-Term Capital Gains
BPV Core Diversification Fund	$522,416	$115,308
BPV Wealth Preservation Fund	$1,839,792	$–
BPV Low Volatility Fund	$–	$–

38	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

The tax character of distributions paid during the year ended March 31, 2013, were as follows:

	Distributions From
Fund	Ordinary Income	Long-Term Capital Gains
BPV Core Diversification Fund	$550,563	$11,462
BPV Wealth Preservation Fund	$137,154	$–
BPV Low Volatility Fund	$–	$–

As of March 31, 2014, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Fund	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Appreciation of foreign currency and derivatives	Net Unrealized Appreciation
BPV Core Diversification Fund	$41,989,219	$5,827,121	$(1,866,900)	$–	$3,960,221
BPV Wealth Preservation Fund	$61,223,889	$3,549,757	$(175,706)	$63,873	$3,437,924
BPV Low Volatility Fund	$24,642,278	$95,954	$(60,602)	$16,033	$51,385

As of March 31, 2014, the components of distributable earnings were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains	Net Unrealized Appreciation	Other Cumulative Effect of Timing Differences	Total Distributable Earnings
BPV Core Diversification Fund	$10,054	$607,569	$3,960,221	$(380,476)	$4,197,368
BPV Wealth Preservation Fund	$184,354	$–	$3,437,924	$(3,621,877)	$401
BPV Low Volatility Fund	$33,886	$–	$51,385	$(47,102)	$38,169

The difference between book basis and tax basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to the investments in partnerships, wash sales, straddle loss deferrals and grantor trusts (SPDR Gold Trust). The difference between book basis and tax basis net unrealized appreciation for the BPV Wealth Preservation Fund is attributable to the recognition of constructive gains, straddle loss deferrals and wash sales. The difference between book basis and tax basis net unrealized appreciation for the BPV Low Volatility Fund is attributable to straddle loss deferrals.

The BPV Wealth Preservation Fund elected to defer to the year ending March 31, 2015, late year ordinary losses in the amount of $36,345.

Annual | March 31, 2014	39

BPV Family of Funds	Notes to Financial Statements
March 31, 2014

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

40	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BPV Family of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BPV Family of Funds (the “Funds”) comprising the BPV Core Diversification Fund, BPV Wealth Preservation Fund, and BPV Low Volatility Fund as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period October 5, 2011 (commencement of operations) to March 31, 2012 for the BPV Core Diversification Fund and BPV Wealth Preservation Fund, and the related statements of operations, changes in net assets, and the financial highlights for the period February 3, 2014 (commencement of operations) to March 31, 2014 for the BPV Low Volatility Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the BPV Family of Funds as of March 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

May 23, 2014

Annual | March 31, 2014	41

BPV Family of Funds	Additional Information
March 31, 2014 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-784-2399, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available without charge upon request by calling toll-free 855-784-2399, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-784-2399. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2013:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
Dividends Received Deduction	0.00%	0.00%
Qualified Dividend Income	6.00%	0.00%

The amount of long-term capital gains paid by the BPV Core Diversification Fund for the year ended March 31, 2014 was $115,308.

In early 2014, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2013 via Form 1099. The Funds will notify shareholders in early 2015 of amounts paid to them by the Funds, if any, during the calendar year 2014.

4. INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Funds and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Funds is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as his resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 855-784-2399. The address of each Trustee and officer, unless otherwise indicated below, is 1290 Broadway Suite 1100, Denver, CO 80203. Each Independent Trustee received aggregate compensation of $18,000 during the year ended March 31, 2014 from the Funds for his or her services to the Funds and Trust. The Interested Trustee and Officers did not receive compensation from the Funds for their services to the Funds and Trust.

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BPV Family of Funds	Additional Information
March 31, 2014 (Unaudited)

NON-INTERESTED TRUSTEES:

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Ann O’Connell Year of Birth: 1953	Trustee	Since Inception	Consultant with CapTrust, an independent, fee-based investment advisory firm (2012-present); Partner, Newport Board Group, a professional management consulting firm (2012); Actuary and Principal, Global Human Resources Services Leadership Team, PriceWaterhouseCoopers LLP (2002-2011).	Three	None
Joseph M. O’Donnell Year of Birth: 1946	Trustee	Since Inception	President and CEO, Inmar Inc., a logistics and supply chain software and services company (2008-2009); Chairman and CEO, Artesyn Technologies, Inc., a designer and manufacturer of electronic subsystems (1994-2006).	Three	Comverge, Inc.; Comverse, Inc.; ModusLink Global Solutions
Jan R. Williams Year of Birth: 1941	Trustee	Since Inception	Dean and Professor Emeritus, College of Business Administration, University of Tennessee (2001-2013).	Three	None

Annual | March 31, 2014	43

BPV Family of Funds	Additional Information
March 31, 2014 (Unaudited)

INTERESTED TRUSTEE:***

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Reed Keller**** Year of Birth: 1948	Trustee, President and Secretary	Since Inception	Funds Managing Partner for the Adviser (2011 – present), Operating Executive for portfolio companies of private equity firm Welsh, Carson Anderson & Stowe (2002-2010).	Three	None

OFFICERS:

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Melanie Zimdars Year of Birth: 1976	Chief Compliance Officer	Since Inception	Deputy Chief Compliance Officer with ALPS (Since 2009). Previously, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005.	N/A	N/A

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BPV Family of Funds	Additional Information
March 31, 2014 (Unaudited)

OFFICERS (continued):

Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Kim Storms Year of Birth: 1972	Treasurer	Since Inception	Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller.	N/A	N/A

*

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

***	The Interested Trustee is an Interested Trustee because he is an employee of the Adviser.
****

Effective April 4, 2014, Reed Keller resigned from his positions as Trustee, Chairman of the Board of Trustees, President and Secretary of the Trust. On April 8, 2014, the remaining members of the Board of Trustees appointed Michael R. West, the Chief Executive Officer of the Adviser, as President, Principal Executive Officer and Secretary of the Trust.

Annual | March 31, 2014	45

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreement
March 31, 2014 (Unaudited)

The Board considered the approval of the investment advisory agreement (the “Advisory Agreement”) with the Adviser for the BPV Low Volatility Fund (“LX Fund”). The Trust’s counsel (“Counsel”) directed the Board to a memorandum prepared by Counsel (the “Memorandum”), which summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Advisory Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the Advisory Agreement.

Mr. West, as CEO of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Adviser Memorandum”), a copy of which was also included in the Board Materials. He discussed the services to be provided to the LX Fund by the Adviser, the Adviser’s experience and qualifications, the historical performance of the similar Wealth Preservation Fund as compared to relevant benchmarks, the financial condition of the Adviser, and other information contained in the Adviser Memorandum. Mr. West then responded to questions from the Trustees regarding the information provided by the Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services to be provided by the Adviser to the LX Fund including, without limitation, its investment advisory services, its coordination of services among the LX Fund’s service providers, its proposed oversight of the Sub-Adviser’s management of the Fund’s portfolio, its compliance procedures and practices, and its plans to promote the Fund. The Board also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser are satisfactory and adequate for the Fund.

(ii)

The investment performance of the Adviser. In this regard, the Board compared the performance of the similar Wealth Preservation Fund with the performance of its benchmark indices and other funds, and discussed that Fund’s performance relative to its disclosed strategy, with the understanding that the management of the LX Fund would be substantially similar. Following discussion of the investment performance of the Wealth Preservation Fund, the Adviser’s experience in managing funds generally and other factors, the Board concluded that the relevant investment performance of the Adviser has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the LX Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the LX Fund and the Adviser by the principal of the Adviser; and the overall expenses of the Fund, including the proposed fee waiver and expense reimbursement by the Adviser on behalf of the LX Fund. The Board then reviewed the fees and expenses of the Fund (including both the

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BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreement
March 31, 2014 (Unaudited)

management fee and the net expense level) compared to other funds of a similar type or style of investment management or investment strategy, among other factors. Specifically, the Board determined that each of the Fund’s management fee and net expense ratio was lower than the comparable funds. Following further discussion, comparisons and consideration, the Board concluded that the fees to be paid to the Adviser by the LX Fund is appropriate and within the range of what would have been negotiated at arm’s length.

(iv)

The extent to which economies of scale would be realized as the LX Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the LX Fund’s fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Board noted that, while the management fee would remain the same at all asset levels, the Fund will benefit from economies of scale under its agreements with service providers other than the Adviser and the Sub-Adviser.

Consideration of the Investment Sub-Advisory Agreement for the LX Fund

The Board then considered the approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the LX Fund, the Adviser and Quintium Advisors, LLC (the “Sub-Adviser”). Counsel directed the Board to the Memorandum, which summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Sub-Advisory Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the Sub-Advisory Agreement.

Mr. Hashbarger, as President of the Sub-Adviser, then reviewed with the Board a memorandum from the Sub-Adviser addressed to the Trustees that provided information regarding the Sub-Adviser and its business (the “Sub-Adviser Memorandum”), a copy of which was also included in the Board Materials. He discussed the services to be provided to the LX Fund by the Sub-Adviser, the Sub-Adviser’s experience and qualifications, the historical performance of the similar Wealth Preservation Fund as compared to relevant benchmarks, the current compensation terms for the Sub-Adviser (noting that the responsibility for compensating the Sub-Adviser was solely the responsibility of the Adviser) and other information contained in the Sub-Adviser Memorandum. Mr. Hashbarger then responded to questions from the Trustees regarding the information provided by the Sub-Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the Sub-Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services to be provided by the Sub-Adviser. In this regard, the Board reviewed the services to be provided by the Sub-Adviser to the LX Fund, which will be substantially similar to those provided to the Wealth Preservation Fund. After reviewing the foregoing information and further information in the Sub-Adviser Memorandum (e.g., descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent and nature of the services to be provided by the Sub-Adviser are satisfactory and adequate for the LX Fund.

Annual | March 31, 2014	47

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreement
March 31, 2014 (Unaudited)

(ii)

The investment performance of the Sub-Adviser. In this regard, the Board compared the performance of the similar Wealth Preservation Fund with the performance of its benchmark indices and other funds, and discussed that fund’s performance relative to the strategy as described in its prospectus. The Board also considered the consistency of the Sub-Adviser’s management of that Fund. Following discussion of the Sub-Adviser’s past investment performance, the Sub-Adviser’s experience in managing other funds and other factors, the Board concluded that the investment performance of the Sub-Adviser has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by the Sub-Adviser and its affiliates from the relationship with the LX Fund. The Board examined and evaluated the fee arrangements between the Fund and the Sub-Adviser under the Sub-Advisory Agreement, and noted that the Sub-Adviser’s compensation for managing the Fund would be solely the responsibility of the Adviser, and that the Fund would not be responsible for paying the Sub-Adviser. The Board also considered potential benefits for the Sub-Adviser in managing the Fund, including promotion of the Sub-Adviser’s name and the potential for the Sub-Adviser to generate soft dollars from Fund trades that may benefit the Sub-Adviser’s clients other than the Fund (notwithstanding that the Sub-Adviser does not currently collect soft dollars). The Board also considered the fees charged by the Sub-Adviser for managing its other clients, noting that the Sub-Adviser will receive a lower management fee for its services (expressed as a percentage of assets managed) to the LX Fund than it does for its private fund clients. After considering all of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement are appropriate and within the range of fee that would have been negotiated in an arms’ length transaction.

(iv)

The extent to which economies of scale would be realized as the LX Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, while acknowledging that the Sub-Adviser is paid by the Adviser rather than directly by the Trust, the Board nonetheless considered that the fee arrangements with the Sub-Adviser, when all assets of the Trust’s funds managed by the Sub-Adviser are above $150,000,000, are paid at a fixed rate on Fund assets. The Board noted that, while the sub-advisory fee would remain the same at all asset levels above such amount, the LX Fund will benefit from economies of scale under its agreements with service providers other than the Adviser and the Sub-Adviser.

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Must be accompanied or proceeded by a prospectus.

BPV Family of Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

As of the end of the period covered by this report, BPV Family of Funds (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee, Jan Williams. Mr. Williams is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $26,000 and $38,000, respectively.

Audit-Related Fees

(b)

For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)

For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,700 and $12,150, respectively.

All Other Fees

(d)

For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed for products and services provided by the principal accountant on behalf of the Funds, other than the services reported in paragraphs (a) through (c) of this Item, were None.

(e)(1)

The registrant’s Audit Committee charter requires that the Audit Committee to pre-approve any engagement of the outside auditors, including fees and compensation to be paid to the outside auditors, to provide any audit and any non-audit services to the registrant and any non-audit services to the registrant’s investment advisor and to any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, as provided in Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee Chair shall have the authority to grant pre-approval and may delegate this authority to one or more Audit Committee members who are independent Trustees as defined in Section 10A(i) of the Securities and Exchange Act of 1934, as amended. All such delegated pre-approvals shall be reported to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable
(c)	100%
(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2013 and March 31, 2014 were $0 and $0respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required under Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 906 of the Sarbanes-Oxley Act of 2002 (Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV FAMILY OF FUNDS

By:	/s/ Mike West
Mike West
President & Trustee

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mike West
Mike West
President & Trustee

Date:	June 5, 2014

By:	/s/ Kim Storms
Kim Storms
Treasurer

Date:	June 5, 2014